787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

VIA EDGAR

March 18, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Equity Funds (Investment Company Act File No. 811-04801)

Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of SunAmerica Equity Funds (the “Trust”), I hereby transmit for filing pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), a preliminary proxy statement, notice to shareholders and form of proxy card (the “Proxy Materials”) relating to a special meeting of the Trust’s shareholders scheduled to be held on June 9, 2021.

The following matters will be considered at the special meeting:

•	A Plan of Liquidation providing for the liquidation and dissolution of AIG Japan Fund.

Any questions concerning this filing should be directed to the undersigned at (212) 728-3840.

Sincerely,

/s/ Sang Ha Lee

Sang Ha Lee

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC

Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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